RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

During April 2013 through September 2017, the Company entered into convertible promissory notes whereby it borrowed a total of $8,675,500 from John Seitz, the chief executive officer (“CEO”). The notes are due on demand, bear interest at the rate of 5% per annum, and $5,300,000 of the notes are convertible into shares of common stock at a conversion price equal to $0.12 per share of common stock (the then offering price of shares of common stock to unaffiliated investors). As of June 30, 2019, the total amount owed to John Seitz is $8,675,500.  This amount is included in loans from related parties within the balance sheet. There was a total of $1,970,032 of unpaid interest associated with these loans included in accrued interest payable within the balance sheet as of June 30, 2019.

On November 15, 2016, a family member of the CEO entered into a $50,000 convertible promissory note with associated warrants (“Bridge Financing”) under the same terms received by other investors (see Note 5).

Domenica Seitz CPA, related to John Seitz, has provided accounting consulting services to the Company. During the three and nine month period ended June 30, 2019, the services provided were valued at $14,880 and $44,640, respectively. During the three and nine month period ended June 30, 2018, the services provided were valued at $5,915 and $17,745, respectively. The Company has accrued these amounts, and they have been reflected in related party payable in the June 30, 2019 financial statements.

See Note 5 for a description of the Delek term loan.

NOTE 6 – RELATED PARTY TRANSACTIONS

During April through September 2013, the Company entered into convertible promissory notes whereby it borrowed a total of $6,500,000 from John Seitz, its current chief executive officer. The notes are due on demand, bear interest at the rate of 5% per annum, and are convertible into shares of common stock at a conversion price equal to $0.12 per share of common stock (the then offering price of shares of common stock to unaffiliated investors). In May 2013, John Seitz converted $1,200,000 of the aforementioned debt into 10,000,000 shares of common stock, which shares were issued in July 2013. Between June of 2014 and December 2015, the Company entered into promissory notes whereby it borrowed a total of $2,410,000 from Mr. Seitz. The notes are not convertible, due on demand and bear interest at a rate of 5% per annum. During January through September 2016, the Company entered into promissory notes whereby it borrowed a total of $363,000 from Mr. Seitz. The notes are due on demand, bear interest at the rate of 5% per annum, and the outstanding principal and interest is convertible at the option of the holder into securities issued by the Company in a future offering, at the same price and terms received by unaffiliated investors. Additionally, during the year ended September 30, 2017, the Company entered into promissory notes with John Seitz whereby it borrowed a total of $602,500. The notes are due on demand, bear interest at the rate of 5% per annum, and the outstanding principal and interest is convertible at the option of the holder into securities issued by the Company in a future offering, at the same price and terms received by unaffiliated investors. As of September 30, 2018 and September 30, 2017 the total amount owed to John Seitz, our CEO, is $8,675,500. There was a total of $1,641,086 and $1,201,286 of unpaid interest associated with these loans included in accrued interest within our balance sheet as of September 30, 2018 and 2017, respectively.

From August 2015 through February 2016 the Company entered into promissory notes whereby it borrowed a total of $267,000 from Dr. Ronald Bain, its former president and chief operating officer, and his affiliate ConRon Consulting, Inc. These notes are not convertible, due on demand and bear interest at the rate of 5% per annum. As of September 30, 2018, the total amount owed to Dr. Bain and his affiliate was $267,000. There was a total of $42,706 and $27,171 of accrued interest associated with these loans included within our balance sheet as of September 30, 2018 and 2017, respectively. In June of 2016, Dr. Ronald Bain also entered into a $92,000 convertible promissory note with associated warrants under the same terms received by other investors (see Note 7).

On November 15, 2016, a family member of the CEO, a related party, entered into a $50,000 convertible promissory note with associated warrants under the same terms received by other investors (see Note 7).

Domenica Seitz CPA, related to John Seitz, has provided accounting consulting services to the Company. During the years ended September 30, 2018 and 2017, the services provided were valued at $23,660 and $32,625, respectively. The Company has accrued these amounts within accrued expenses and other payables, and they have been reflected in the September 30, 2018 and 2017 financial statements.

John Seitz has not received a salary since May 31, 2013, the date he commenced serving as our CEO and accordingly, no amount has been accrued on our financial statements.